OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

15. OTHER NON-CURRENT ASSETS

The breakdown of other non-current assets is as follows:

	2019	2020
Prepaid other taxes - net of current portion (Note 29b)	3,256	1,431
Prepaid annual frequency license - net of current portion (Note 9)	1,488	1,237
Prepaid income taxes - net of current portion (Note 29a)	1,088	738
Deferred charges - net	539	498
Advances for purchases of property and equipment	481	404
Security deposit	210	168
Others (each below Rp75 billion)	264	358
Total	7,326	4,834